Debt (Phantom) (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Mar. 31, 2018	Apr. 30, 2017
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 500,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.45%
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 300,000,000	300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.625%
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 550,000,000	550,000,000	$ 550,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%		4.00%
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 350,000,000	350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 850,000,000	850,000,000			$ 850,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%				4.125%
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Senior notes, issuance amount	$ 600,000,000	$ 600,000,000		$ 600,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.20%			4.20%